UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21795

Name of Fund: Merrill Lynch Global Equity Opportunities Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Global Equity Opportunities Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

                                                                      Shares
Country                Industry                                         Held  Common Stocks                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 1.3%       Capital Markets - 0.3%                          7,000  Macquarie Bank Ltd.                      $    362,084
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.4%                         14,400  BHP Billiton Ltd.                             281,037
                                                                       4,600  Rio Tinto Ltd.                                263,829
                                                                      12,500  Zinifex Ltd.                                   74,227
                                                                                                                       ------------
                                                                                                                            619,093
                       ------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 0.1%             14,000  Excel Coal Ltd.                                73,815
                                                                       2,800  Woodside Petroleum Ltd.                        95,779
                                                                                                                       ------------
                                                                                                                            169,594
                       ------------------------------------------------------------------------------------------------------------
                       Transportation Infrastructure - 0.5%           32,500  Macquarie Airports                             76,458
                                                                     186,500  Macquarie Infrastructure Group                498,007
                                                                      40,500  Transurban Group                              219,356
                                                                                                                       ------------
                                                                                                                            793,821
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Australia            1,944,592
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.1%         Diversified Telecommunication                   7,651  Belgacom SA                                   235,517
                       Services - 0.1%
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Belgium                235,517
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.2%         Insurance - 0.2%                                3,500  IPC Holdings, Ltd.                             95,410
                                                                       8,700  Platinum Underwriters Holdings Ltd.           266,655
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Bermuda                362,065
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 1.8%          Chemicals - 0.0%                                8,000  Braskem SA                                     61,479
                       ------------------------------------------------------------------------------------------------------------
                       Construction & Engineering - 0.1%              10,400  Obrascon Huarte Lain Brasil SA (d)            129,134
                       ------------------------------------------------------------------------------------------------------------
                       Food Products - 0.1%                            4,400  Cosan SA Industria e Comercio (d)             177,311
                       ------------------------------------------------------------------------------------------------------------
                       Internet & Catalog Retail - 0.1%                6,500  Submarino SA                                  152,320
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.3%                          7,100  Companhia Vale do Rio Doce
                                                                              (Preference 'A' Shares) (b)                   315,098
                                                                       5,600  Usinas Siderurgicas de Minas Gerais
                                                                              SA (Preference 'A' Shares)                    182,836
                                                                                                                       ------------
                                                                                                                            497,934
                       ------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 1.1%             17,000  Petroleo Brasileiro SA (b)                  1,606,500
                       ------------------------------------------------------------------------------------------------------------
                       Transportation Infrastructure - 0.1%            2,400  All America Latina Logistica SA               129,918
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Brazil               2,754,596
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 1.3%          Communications Equipment - 0.2%               112,000  Nortel Networks Corp. (d)                     336,000
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.6%                         11,300  Alamos Gold, Inc. (d)                          91,127
                                                                      25,630  Barrick Gold Corp.                            806,321
                                                                      26,000  Bema Gold Corp. (d)                           105,747
                                                                                                                       ------------
                                                                                                                          1,003,195
                       ------------------------------------------------------------------------------------------------------------
                       Road & Rail - 0.5%                             11,100  Canadian Pacific Railway Ltd.                 531,165
                                                                       3,500  Canadian Pacific Railway Ltd.                 168,840
                                                                                                                       ------------
                                                                                                                            700,005
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Canada               2,039,200
                       ------------------------------------------------------------------------------------------------------------

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

                                                                      Shares
Country                Industry                                         Held  Common Stocks                               Value
-----------------------------------------------------------------------------------------------------------------------------------
China - 0.3%           Automobiles - 0.0%                            116,000  Denway Motors Ltd.                       $     47,891
                       ------------------------------------------------------------------------------------------------------------
                       Electrical Equipment - 0.1%                   286,000  Shanghai Electric Group Corp. (d)             114,219
                       ------------------------------------------------------------------------------------------------------------
                       Insurance - 0.1%                                1,500  China Life Insurance Co. Ltd. (b)(d)           61,395
                                                                      23,500  Ping An Insurance Group Co. of China
                                                                              Ltd.                                           52,228
                                                                                                                       ------------
                                                                                                                            113,623
                       ------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 0.1%             89,100  China Shenhua Energy Co. Ltd.
                                                                              Class H (d)                                   118,885
                       ------------------------------------------------------------------------------------------------------------
                       Transportation Infrastructure - 0.0%           67,700  Hainan Meilan International Airport
                                                                              Co., Ltd.                                      42,631
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in China                  437,249
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 0.5%         Electric Utilities - 0.5%                      31,059  Fortum Oyj                                    693,578
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Finland                693,578
-----------------------------------------------------------------------------------------------------------------------------------
France - 2.4%          Automobiles - 0.4%                              5,627  Peugeot SA                                    333,922
                                                                       3,449  Renault SA                                    325,417
                                                                                                                       ------------
                                                                                                                            659,339
                       ------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.9%                         8,250  BNP Paribas                                   735,319
                                                                      15,491  Credit Agricole SA                            546,451
                                                                                                                       ------------
                                                                                                                          1,281,770
                       ------------------------------------------------------------------------------------------------------------
                       Construction & Engineering - 0.2%               3,174  Vinci SA                                      295,038
                       ------------------------------------------------------------------------------------------------------------
                       Food & Staples Retailing - 0.2%                 7,608  Carrefour SA                                  359,004
                       ------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 0.7%              3,563  Total SA                                      982,992
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in France               3,578,143
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 2.8%         Air Freight & Logistics - 0.3%                 18,727  Deutsche Post AG                              527,345
                       ------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.2%                         5,308  Deutsche Postbank AG                          353,794
                       ------------------------------------------------------------------------------------------------------------
                       Construction & Engineering - 0.2%               5,347  Hochtief AG                                   280,621
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Financial Services - 0.2%           2,272  Deutsche Boerse AG                            287,200
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication                  21,181  Deutsche Telekom AG                           335,133
                       Services - 0.2%
                       ------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.5%                       6,235  E.ON AG                                       696,017
                       ------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 0.5%                 7,734  Siemens AG                                    704,918
                       ------------------------------------------------------------------------------------------------------------
                       Insurance - 0.2%                                1,794  Allianz AG Registered Shares                  288,972
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.2%                         12,884  ThyssenKrupp AG                               329,484
                       ------------------------------------------------------------------------------------------------------------
                       Multi-Utilities - 0.3%                          5,420  RWE AG                                        446,357
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Germany              4,249,841
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.8%       Commercial Banks - 0.1%                        13,200  HSBC Holdings Plc Hong Kong
                                                                              Registered Shares                             220,231
                       ------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.1%                      61,500  Cheung Kong Infrastructure Holdings
                                                                              Ltd.                                          191,566
                       ------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 0.3%                35,000  Hutchison Whampoa Ltd.                        358,976
                       ------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.3%                             21,000  Cheung Kong Holdings Ltd.                     226,685
                                                                       7,000  Sun Hung Kai Properties Ltd.                   72,888
                                                                      40,000  Wharf Holdings Ltd.                           154,980
                                                                                                                       ------------
                                                                                                                            454,553
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Hong Kong            1,225,326
                       ------------------------------------------------------------------------------------------------------------

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

                                                                      Shares
Country                Industry                                         Held  Common Stocks                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Hungary - 0.2%         Oil, Gas & Consumable Fuels - 0.2%              2,710  Mol Magyar Olaj- es Gazipari Rt.         $    281,512
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Hungary                281,512
-----------------------------------------------------------------------------------------------------------------------------------
India - 2.7%           Automobiles - 0.3%                              8,400  Bajaj Auto Ltd.                               410,244
                                                                       4,600  Tata Motors Ltd.                               73,944
                                                                                                                       ------------
                                                                                                                            484,188
                       ------------------------------------------------------------------------------------------------------------
                       Chemicals - 1.1%                               81,000  Reliance Industries Ltd.                    1,733,189
                       ------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.1%                           182  Oriental Bank Of Commerce                       1,033
                                                                       6,600  State Bank of India Ltd.                      132,643
                                                                                                                       ------------
                                                                                                                            133,676
                       ------------------------------------------------------------------------------------------------------------
                       Construction & Engineering - 0.0%               1,000  Larsen & Toubro Ltd.                           49,105
                       ------------------------------------------------------------------------------------------------------------
                       Construction Materials - 0.2%                 109,900  Gujarat Ambuja Cements Ltd.                   220,423
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication                  22,000  Mahanagar Telephone Nigam                      70,649
                       Services - 0.1%
                       ------------------------------------------------------------------------------------------------------------
                       Household Products - 0.1%                      24,000  Hindustan Lever Ltd.                          105,954
                       ------------------------------------------------------------------------------------------------------------
                       IT Services - 0.4%                             10,000  Infosys Technologies Ltd.                     652,623
                       ------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 0.0%              2,550  Hindustan Petroleum Corp.                      17,863
                       ------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 0.0%                          1,900  Wockhardt Ltd.                                 20,817
                       ------------------------------------------------------------------------------------------------------------
                       Road & Rail - 0.1%                              5,500  Container Corp. of India                      167,026
                       ------------------------------------------------------------------------------------------------------------
                       Thrifts & Mortgage Finance - 0.3%              16,300  Housing Development Finance Corp.             495,003
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in India                4,150,516
-----------------------------------------------------------------------------------------------------------------------------------
Indonesia - 0.0%       Commercial Banks - 0.0%                       102,000  Bank Danamon Indonesia Tbk PT                  50,530
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Indonesia               50,530
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.3%         Commercial Banks - 0.3%                        16,848  Allied Irish Banks Plc                        380,324
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Ireland                380,324
-----------------------------------------------------------------------------------------------------------------------------------
Israel - 0.4%          Communications Equipment - 0.3%                53,300  ECI Telecom Ltd. (b)(d)                       445,055
                       ------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 0.1%                          2,900  Teva Pharmaceutical Industries Ltd. (b)       123,627
                       ------------------------------------------------------------------------------------------------------------
                       Software - 0.0%                                 2,800  Ectel Ltd. (d)                                 12,796
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Israel                 581,478
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 1.3%           Commercial Banks - 0.6%                        52,485  Capitalia SpA                                 338,611
                                                                      76,290  UniCredito Italiano SpA                       544,254
                                                                                                                       ------------
                                                                                                                            882,865
                       ------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.2%                      34,331  Enel SpA                                      290,358
                       ------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 0.5%             28,084  ENI SpA                                       848,467
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Italy                2,021,690
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 11.8%          Auto Components - 0.1%                          5,100  Toyota Industries Corp.                       185,154
                       ------------------------------------------------------------------------------------------------------------
                       Automobiles - 0.6%                              2,000  Honda Motor Co., Ltd.                         113,783
                                                                      35,000  Suzuki Motor Corp.                            714,560
                                                                         300  Toyota Motor Corp.                             15,581
                                                                                                                       ------------
                                                                                                                            843,924
                       ------------------------------------------------------------------------------------------------------------

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

                                                                      Shares
Country                Industry                                         Held  Common Stocks                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Beverages - 0.5%                                   21  Coca-Cola Central Japan Co., Ltd.        $    174,544
                                                                       9,500  Coca-Cola West Japan Co., Ltd.                210,994
                                                                       8,000  Hokkaido Coca-Cola Bottling Co., Ltd.          52,210
                                                                      12,000  Kinki Coca-Cola Bottling Co., Ltd.            123,111
                                                                      17,100  Mikuni Coca-Cola Bottling Co., Ltd.           169,444
                                                                                                                       ------------
                                                                                                                            730,303
                       ------------------------------------------------------------------------------------------------------------
                       Building Products - 0.1%                       12,000  Asahi Glass Co., Ltd.                         173,852
                       ------------------------------------------------------------------------------------------------------------
                       Capital Markets - 0.4%                         29,000  Nomura Holdings, Inc.                         567,292
                       ------------------------------------------------------------------------------------------------------------
                       Chemicals - 0.6%                               23,000  Asahi Kasei Corp.                             156,981
                                                                       7,000  Shin-Etsu Chemical Co., Ltd.                  398,838
                                                                      48,000  Sumitomo Chemical Co., Ltd.                   370,666
                                                                                                                       ------------
                                                                                                                            926,485
                       ------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 1.4%                         9,000  The Bank of Fukuoka Ltd.                       77,572
                                                                      11,000  The Bank of Kyoto Ltd.                        131,645
                                                                      34,000  The Bank of Yokohama Ltd.                     275,915
                                                                          30  Mitsubishi UFJ Financial Group, Inc.          433,093
                                                                      38,000  Shinsei Bank Ltd.                             253,842
                                                                          75  Sumitomo Mitsui Financial Group, Inc.         877,718
                                                                                                                       ------------
                                                                                                                          2,049,785
                       ------------------------------------------------------------------------------------------------------------
                       Construction & Engineering - 0.6%              22,000  JGC Corp.                                     467,945
                                                                      17,000  Kinden Corp.                                  149,430
                                                                      41,000  Okumura Corp.                                 244,813
                                                                                                                       ------------
                                                                                                                            862,188
                       ------------------------------------------------------------------------------------------------------------
                       Consumer Finance - 0.2%                         7,500  Credit Saison Co., Ltd.                       336,992
                       ------------------------------------------------------------------------------------------------------------
                       Electrical Equipment - 0.5%                    26,800  RHJ International (d)                         691,544
                       ------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.0%                       2,900  Chubu Electric Power Co., Inc.                 70,973
                       ------------------------------------------------------------------------------------------------------------
                       Electronic Equipment &                         14,000  Hitachi Ltd.                                   98,902
                       Instruments - 0.3%                              4,600  Murata Manufacturing Co., Ltd.                334,002
                                                                                                                       ------------
                                                                                                                            432,904
                       ------------------------------------------------------------------------------------------------------------
                       Food & Staples Retailing - 0.4%                 2,300  Ministop Co., Ltd.                             55,012
                                                                      11,600  Seven & I Holdings Co., Ltd.                  491,488
                                                                                                                       ------------
                                                                                                                            546,500
                       ------------------------------------------------------------------------------------------------------------
                       Food Products - 0.2%                           22,000  Ajinomoto Co., Inc.                           228,898
                                                                       2,800  House Foods Corp.                              45,014
                                                                                                                       ------------
                                                                                                                            273,912
                       ------------------------------------------------------------------------------------------------------------
                       Gas Utilities - 0.2%                           72,000  Tokyo Gas Co., Ltd.                           335,198
                       ------------------------------------------------------------------------------------------------------------
                       Household Durables - 0.0%                       2,000  Rinnai Corp.                                   51,168
                       ------------------------------------------------------------------------------------------------------------
                       Household Products - 0.0%                       5,000  Rohto Pharmaceutical Co., Ltd.                 60,650
                       ------------------------------------------------------------------------------------------------------------

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

                                                                      Shares
Country                Industry                                         Held  Common Stocks                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Insurance - 3.2%                               96,000  Aioi Insurance Co., Ltd.                 $    665,886
                                                                          90  Millea Holdings, Inc.                       1,729,808
                                                                     106,000  Mitsui Sumitomo Insurance Co., Ltd.         1,303,891
                                                                     130,000  Nipponkoa Insurance Co., Ltd.               1,102,721
                                                                                                                       ------------
                                                                                                                          4,802,306
                       ------------------------------------------------------------------------------------------------------------
                       Machinery - 0.3%                                2,700  Fanuc Ltd.                                    238,252
                                                                      28,000  Kubota Corp.                                  267,407
                                                                                                                       ------------
                                                                                                                            505,659
                       ------------------------------------------------------------------------------------------------------------
                       Media - 0.1%                                    8,800  Toho Co., Ltd.                                182,292
                       ------------------------------------------------------------------------------------------------------------
                       Office Electronics - 0.3%                      11,000  Brother Industries Ltd.                       114,261
                                                                       6,300  Canon, Inc.                                   381,019
                                                                                                                       ------------
                                                                                                                            495,280
                       ------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 0.7%                         10,000  Shionogi & Co., Ltd.                          151,283
                                                                      13,000  Takeda Pharmaceutical Co., Ltd.               737,368
                                                                      12,000  Tanabe Seiyaku Co., Ltd.                      128,749
                                                                                                                       ------------
                                                                                                                          1,017,400
                       ------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.1%                                 30  NTT Urban Development Co.                     234,741
                       ------------------------------------------------------------------------------------------------------------
                       Road & Rail - 0.2%                                 30  East Japan Railway Co.                        208,858
                                                                          20  West Japan Railway Co.                         82,518
                                                                                                                       ------------
                                                                                                                            291,376
                       ------------------------------------------------------------------------------------------------------------
                       Tobacco - 0.1%                                     13  Japan Tobacco, Inc.                           202,110
                       ------------------------------------------------------------------------------------------------------------
                       Trading Companies &                            21,700  Mitsubishi Corp.                              507,906
                       Distributors - 0.4%                             4,000  Mitsui & Co., Ltd.                             57,643
                                                                                                                       ------------
                                                                                                                            565,549
                       ------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication                        240  NTT DoCoMo, Inc.                              389,527
                       Services - 0.3%
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Japan               17,825,064
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.5%        Diversified Telecommunication                  28,000  Telekom Malaysia Bhd                           72,044
                       Services - 0.1%
                       ------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.1%                      75,000  Tenaga Nasional Bhd                           211,972
                       ------------------------------------------------------------------------------------------------------------
                       Food Products - 0.1%                           64,900  IOI Corp. Bhd                                 218,035
                       ------------------------------------------------------------------------------------------------------------
                       Independent Power Producers &                  11,600  Malakoff Bhd                                   26,290
                       Energy Traders - 0.0%
                       ------------------------------------------------------------------------------------------------------------
                       Tobacco - 0.1%                                 14,000  British American Tobacco Malaysia Bhd         153,979
                       ------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication                     52,100  Maxis Communications Bhd                      119,354
                       Services - 0.1%
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Malaysia               801,674
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.4%          Beverages - 0.2%                                3,500  Fomento Economico Mexicano SA de CV (b)       274,190
                       ------------------------------------------------------------------------------------------------------------
                       Media - 0.2%                                    3,600  Grupo Televisa SA (b)                         300,780
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Mexico                 574,970
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.7%     Construction & Engineering - 0.1%               4,000  Chicago Bridge & Iron Co. NV                  123,400
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Financial Services - 0.4%          16,726  ING Groep NV CVA                              596,516
                       ------------------------------------------------------------------------------------------------------------
                       Food & Staples Retailing - 0.2%                45,347  Koninklijke Ahold NV (d)                      349,662
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in the Netherlands      1,069,578
                       ------------------------------------------------------------------------------------------------------------

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

                                                                      Shares
Country                Industry                                         Held  Common Stocks                               Value
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.1%     Diversified Financial Services - 0.0%          54,300  Guinness Peat Group Plc                  $     82,580
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication                  23,200  Telecom Corp. of New Zealand Ltd.              89,955
                       Services - 0.1%
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in New Zealand            172,535
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.5%          Commercial Banks - 0.2%                        30,119  DNB NOR ASA                                   337,041
                       ------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 0.3%             15,967  Statoil ASA                                   438,894
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Norway                 775,935
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.3%       Commercial Banks - 0.1%                        35,000  Oversea-Chinese Banking Corp.                 146,750
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication                 185,000  Singapore Telecommunications Ltd.             290,180
                       Services - 0.2%
                       ------------------------------------------------------------------------------------------------------------
                       Health Care Providers &                        98,000  Parkway Holdings Ltd.                         142,213
                       Services - 0.1%
                       ------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 0.4%                17,000  Fraser and Neave Ltd.                         197,214
                                                                      57,000  Keppel Corp. Ltd.                             460,470
                                                                                                                       ------------
                                                                                                                            657,684
                       ------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.3%                             92,000  CapitaLand Ltd.                               224,965
                                                                      82,000  Keppel Land Ltd.                              193,153
                                                                                                                       ------------
                                                                                                                            418,118
                       ------------------------------------------------------------------------------------------------------------
                       Transportation Infrastructure - 0.1%          104,000  SembCorp Logistics Ltd.                       109,165
                       ------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication                    138,000  MobileOne Ltd.                                187,446
                       Services - 0.1%
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Singapore            1,951,556
-----------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.1%    Paper & Forest Products - 0.1%                  6,700  Sappi Ltd. (b)                                 87,636
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in South Africa            87,636
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 2.2%     Commercial Banks - 0.1%                         9,300  Pusan Bank                                    118,582
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication                  27,100  KT Corp. (b)                                  572,081
                       Services - 0.4%
                       ------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.2%                       8,700  Korea Electric Power Corp. (d)                374,281
                       ------------------------------------------------------------------------------------------------------------
                       Electrical Equipment - 0.1%                     6,300  LS Cable Ltd.                                 218,784
                       ------------------------------------------------------------------------------------------------------------
                       Food Products - 0.3%                            2,800  CJ Corp.                                      362,826
                                                                         300  Nong Shim Co., Ltd.                            92,054
                                                                                                                       ------------
                                                                                                                            454,880
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.5%                          2,000  POSCO                                         457,161
                                                                       5,000  POSCO (b)                                     286,950
                                                                                                                       ------------
                                                                                                                            744,111
                       ------------------------------------------------------------------------------------------------------------
                       Multiline Retail - 0.0%                         3,100  Lotte Shopping Co. (b)(d)(e)                   64,077
                       ------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel &                             3,200  Cheil Industries, Inc.                        113,450
                       Luxury Goods - 0.1%
                       ------------------------------------------------------------------------------------------------------------
                       Tobacco - 0.5%                                 14,500  KT&G Corp.                                    701,964
                       ------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication                        300  SK Telecom Co., Ltd.                           59,711
                       Services - 0.0%
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in South Korea          3,421,921
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 0.3%           Commercial Banks - 0.3%                        19,916  Banco Bilbao Vizcaya Argentaria SA            401,938
                       ------------------------------------------------------------------------------------------------------------
                       Transportation Infrastructure - 0.0%            6,000  Cintra Concesiones de Infraestructuras
                                                                              de Transporte SA                               78,177
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Spain                  480,115
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.3%          Diversified Financial Services - 0.3%          23,641  Investor AB                                   412,897
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Sweden                 412,897
                       ------------------------------------------------------------------------------------------------------------

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

                                                                      Shares
Country                Industry                                         Held  Common Stocks                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 0.9%     Capital Markets - 0.6%                         15,686  Credit Suisse Group                      $    914,027
                       ------------------------------------------------------------------------------------------------------------
                       Insurance - 0.3%                                2,370  Zurich Financial Services AG (d)              517,992
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Switzerland          1,432,019
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.5%          Building Products - 0.0%                       25,000  Taiwan Glass Industrial Corp.                  21,154
                       ------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.1%                       133,000  SinoPac Financial Holdings Co., Ltd.           70,725
                                                                     105,000  Taishin Financial Holdings Co., Ltd.           60,124
                                                                                                                       ------------
                                                                                                                            130,849
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication                  21,000  Chunghwa Telecom Co. Ltd. (b)                 391,020
                       Services - 0.3%
                       ------------------------------------------------------------------------------------------------------------
                       Electronic Equipment &                         74,000  Delta Electronics, Inc.                       158,074
                       Instruments - 0.1%
                       ------------------------------------------------------------------------------------------------------------
                       Machinery - 0.0%                               69,000  Yungtay Engineering Co., Ltd.                  40,730
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Taiwan                 741,827
-----------------------------------------------------------------------------------------------------------------------------------
Thailand - 1.2%        Commercial Banks - 0.3%                        14,000  Kasikornbank PCL                               25,896
                                                                     280,000  Siam Commercial Bank PCL Foreign Shares       428,003
                                                                                                                       ------------
                                                                                                                            453,899
                       ------------------------------------------------------------------------------------------------------------
                       Construction Materials - 0.2%                  41,000  Siam Cement PCL Foreign Shares                284,393
                                                                       7,500  Siam City Cement PCL Foreign Shares            72,062
                                                                                                                       ------------
                                                                                                                            356,455
                       ------------------------------------------------------------------------------------------------------------
                       Electronic Equipment &                        121,500  Hana Microelectronics PCL                      86,619
                       Instruments - 0.1%
                       ------------------------------------------------------------------------------------------------------------
                       Food Products - 0.0%                           38,200  Thai Union Frozen Products PCL
                                                                              Foreign Shares                                 30,668
                       ------------------------------------------------------------------------------------------------------------
                       Household Durables - 0.1%                     440,000  Land and Houses PCL Foreign Shares            111,908
                       ------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 0.4%             14,400  PTT Exploration & Production PCL              211,607
                                                                      61,100  PTT PCL                                       411,258
                                                                                                                       ------------
                                                                                                                            622,865
                       ------------------------------------------------------------------------------------------------------------
                       Transportation Infrastructure - 0.0%           57,700  Bangkok Expressway PCL Foreign Shares          34,983
                       ------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication                     20,300  Advanced Info Service PCL Foreign
                       Services - 0.1%                                        Shares                                         53,716
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Thailand             1,751,113
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 4.4%  Aerospace & Defense - 0.3%                     56,625  BAE Systems Plc                               419,683
                       ------------------------------------------------------------------------------------------------------------
                       Beverages - 0.0%                                  600  Diageo Plc (b)                                 36,012
                       ------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 1.6%                        65,422  Barclays Plc                                  698,836
                                                                      46,525  HBOS Plc                                      817,410
                                                                      61,000  HSBC Holdings Plc                              18,973
                                                                      26,786  Royal Bank of Scotland Group Plc              828,389
                                                                                                                       ------------
                                                                                                                          2,363,608
                       ------------------------------------------------------------------------------------------------------------
                       Food & Staples Retailing - 0.2%                24,337  Boots Group Plc                               275,107
                       ------------------------------------------------------------------------------------------------------------
                       Food Products - 0.4%                           24,219  Cadbury Schweppes Plc                         237,614
                                                                       8,700  Cadbury Schweppes Plc                         346,521
                                                                                                                       ------------
                                                                                                                            584,135
                       ------------------------------------------------------------------------------------------------------------
                       Insurance - 0.7%                               38,748  Aviva Plc                                     496,204
                                                                      51,136  Prudential Plc                                518,058
                                                                                                                       ------------
                                                                                                                          1,014,262
                       ------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 0.3%             44,670  BP Plc                                        536,710
                       ------------------------------------------------------------------------------------------------------------

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

                                                                      Shares
Country                Industry                                         Held  Common Stocks                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 0.1%                          4,076  GlaxoSmithKline Plc                      $    104,177
                       ------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.2%                        56,584  Kesa Electricals Plc                          250,421
                       ------------------------------------------------------------------------------------------------------------
                       Transportation Infrastructure - 0.2%           31,770  BAA Plc                                       352,918
                       ------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication                    228,886  Vodafone Group Plc                            480,041
                       Services - 0.4%                                 9,600  Vodafone Group Plc (b)                        202,656
                                                                                                                       ------------
                                                                                                                            682,697
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in the United
                                                                              Kingdom                                     6,619,730
-----------------------------------------------------------------------------------------------------------------------------------
United States - 37.8%  Aerospace & Defense - 0.1%                        700  General Dynamics Corp.                         81,452
                                                                       2,300  Raytheon Co.                                   94,231
                                                                                                                       ------------
                                                                                                                            175,683
                       ------------------------------------------------------------------------------------------------------------
                       Air Freight & Logistics - 0.1%                  1,800  FedEx Corp.                                   182,070
                       ------------------------------------------------------------------------------------------------------------
                       Beverages - 0.5%                                4,700  Anheuser-Busch Cos., Inc.                     194,768
                                                                       6,500  The Coca-Cola Co.                             268,970
                                                                       3,900  Constellation Brands, Inc. Class A (d)        104,091
                                                                       3,100  Molson Coors Brewing Co. Class B              193,750
                                                                                                                       ------------
                                                                                                                            761,579
                       ------------------------------------------------------------------------------------------------------------
                       Biotechnology - 0.0%                              900  Amgen, Inc. (d)                                65,601
                       ------------------------------------------------------------------------------------------------------------
                       Capital Markets - 0.8%                          7,500  The Bank of New York Co., Inc.                238,575
                                                                      28,300  Knight Capital Group, Inc. Class A (d)        322,337
                                                                         500  Lehman Brothers Holdings, Inc.                 70,225
                                                                         700  Mellon Financial Corp.                         24,689
                                                                      10,000  Morgan Stanley                                614,500
                                                                                                                       ------------
                                                                                                                          1,270,326
                       ------------------------------------------------------------------------------------------------------------
                       Chemicals - 0.2%                                4,800  E.I. du Pont de Nemours & Co.                 187,920
                                                                       5,700  Lyondell Chemical Co.                         136,857
                                                                                                                       ------------
                                                                                                                            324,777
                       ------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 1.0%                        13,050  Bank of America Corp.                         577,202
                                                                       6,500  Fifth Third Bancorp                           244,205
                                                                         900  Santander BanCorp                              23,004
                                                                       3,800  Wachovia Corp.                                208,354
                                                                       6,800  Wells Fargo & Co.                             424,048
                                                                                                                       ------------
                                                                                                                          1,476,813
                       ------------------------------------------------------------------------------------------------------------
                       Communications Equipment - 1.2%                40,100  3Com Corp. (d)                                183,257
                                                                      56,500  Cisco Systems, Inc. (d)                     1,049,205
                                                                       2,400  Comverse Technology, Inc. (d)                  65,736
                                                                      12,700  Extreme Networks Inc. (d)                      62,230
                                                                      41,000  JDS Uniphase Corp. (d)                        128,330
                                                                      13,200  Lucent Technologies, Inc. (d)                  34,848
                                                                       3,500  Motorola, Inc.                                 79,485
                                                                      22,600  Tellabs, Inc. (d)                             289,054
                                                                                                                       ------------
                                                                                                                          1,892,145
                       ------------------------------------------------------------------------------------------------------------

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

                                                                      Shares
Country                Industry                                         Held  Common Stocks                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Computers & Peripherals - 1.5%                 26,500  Adaptec, Inc. (d)                        $    144,160
                                                                      20,300  Brocade Communications Systems,
                                                                              Inc. (d)                                       93,380
                                                                      10,000  Hewlett-Packard Co.                           311,800
                                                                      10,400  International Business Machines Corp.         845,520
                                                                       8,400  Lexmark International, Inc. Class A (d)       407,988
                                                                      11,200  Maxtor Corp. (d)                              103,040
                                                                      92,700  Sun Microsystems, Inc. (d)                    417,150
                                                                                                                       ------------
                                                                                                                          2,323,038
                       ------------------------------------------------------------------------------------------------------------
                       Construction & Engineering - 1.6%              45,800  McDermott International, Inc. (d)           2,381,600
                       ------------------------------------------------------------------------------------------------------------
                       Containers & Packaging - 0.2%                  10,000  Crown Holdings, Inc. (d)                      187,100
                                                                       8,300  Smurfit-Stone Container Corp. (d)             106,157
                                                                                                                       ------------
                                                                                                                            293,257
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Consumer Services - 0.4%            7,000  Career Education Corp. (d)                    227,430
                                                                      24,200  Corinthian Colleges, Inc. (d)                 306,856
                                                                                                                       ------------
                                                                                                                            534,286
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Financial Services - 0.9%          25,000  Citigroup, Inc.                             1,164,500
                                                                       3,300  JPMorgan Chase & Co.                          131,175
                                                                                                                       ------------
                                                                                                                          1,295,675
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication                  15,100  AT&T, Inc.                                    391,845
                       Services - 0.6%                                 4,800  BellSouth Corp.                               138,096
                                                                       6,800  Cincinnati Bell, Inc. (d)                      23,800
                                                                      11,700  General Communication Inc. Class A (d)        126,945
                                                                       8,300  Verizon Communications, Inc.                  262,778
                                                                                                                       ------------
                                                                                                                            943,464
                       ------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.2%                      10,000  PPL Corp.                                     301,300
                       ------------------------------------------------------------------------------------------------------------
                       Electronic Equipment &                         27,700  Sanmina-SCI Corp. (d)                         116,617
                       Instruments - 0.1%                             19,600  Solectron Corp. (d)                            74,872
                                                                                                                       ------------
                                                                                                                            191,489
                       ------------------------------------------------------------------------------------------------------------
                       Energy Equipment & Services - 2.4%              1,300  Baker Hughes, Inc.                            100,672
                                                                       4,800  ENSCO International, Inc.                     245,376
                                                                      11,200  GlobalSantaFe Corp.                           683,760
                                                                       3,950  Halliburton Co.                               314,223
                                                                      11,900  Key Energy Services, Inc. (d)                 188,020
                                                                       3,800  Maverick Tube Corp. (d)                       181,830
                                                                       1,525  National Oilwell Varco, Inc. (d)              116,007
                                                                       3,975  Noble Corp.                                   319,749
                                                                       5,800  Rowan Cos., Inc.                              260,014
                                                                       5,500  Schlumberger Ltd.                             700,975
                                                                       2,200  Tidewater, Inc.                               128,524

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

                                                                      Shares
Country                Industry                                         Held  Common Stocks                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       3,075  Todco Class A                            $    137,145
                                                                       1,800  Transocean, Inc. (d)                          146,070
                                                                       3,975  Weatherford International Ltd. (d)            178,001
                                                                                                                       ------------
                                                                                                                          3,700,366
                       ------------------------------------------------------------------------------------------------------------
                       Food & Staples Retailing - 0.3%                 6,500  CVS Corp.                                     180,440
                                                                       3,300  Wal-Mart Stores, Inc.                         152,163
                                                                       3,300  Walgreen Co.                                  142,824
                                                                                                                       ------------
                                                                                                                            475,427
                       ------------------------------------------------------------------------------------------------------------
                       Food Products - 0.5%                            8,700  ConAgra Foods, Inc.                           180,351
                                                                       6,800  Corn Products International, Inc.             185,436
                                                                       3,300  Ralcorp Holdings, Inc. (d)                    129,690
                                                                       4,500  Sara Lee Corp.                                 82,260
                                                                      10,000  Tyson Foods, Inc. Class A                     143,300
                                                                                                                       ------------
                                                                                                                            721,037
                       ------------------------------------------------------------------------------------------------------------
                       Health Care Equipment &                         3,900  Baxter International, Inc.                    143,715
                       Supplies - 0.2%                                 2,400  Waters Corp. (d)                              100,680
                                                                                                                       ------------
                                                                                                                            244,395
                       ------------------------------------------------------------------------------------------------------------
                       Health Care Providers &                         2,500  AmerisourceBergen Corp.                       109,100
                       Services - 0.7%                                 6,500  HCA, Inc.                                     319,020
                                                                       1,600  Health Management Associates, Inc.
                                                                              Class A                                        33,632
                                                                      13,600  HealthSouth Corp. (d)                          65,688
                                                                       2,150  Humana, Inc. (d)                              119,906
                                                                       3,900  Manor Care, Inc.                              152,490
                                                                      24,200  Tenet Healthcare Corp. (d)                    175,934
                                                                       3,000  Triad Hospitals, Inc. (d)                     123,180
                                                                                                                       ------------
                                                                                                                          1,098,950
                       ------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants & Leisure - 0.7%           19,600  McDonald's Corp.                              686,196
                                                                       2,300  Panera Bread Co. Class A (d)                  156,630
                                                                       2,400  Wendy's International, Inc.                   141,480
                                                                                                                       ------------
                                                                                                                            984,306
                       ------------------------------------------------------------------------------------------------------------
                       Household Products - 0.1%                       2,300  Procter & Gamble Co.                          136,229
                       ------------------------------------------------------------------------------------------------------------
                       IT Services - 0.1%                              3,300  Automatic Data Processing, Inc.               145,002
                       ------------------------------------------------------------------------------------------------------------
                       Independent Power Producers & Energy           10,000  The AES Corp. (d)                             170,400
                       Traders - 0.1%
                       ------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 1.7%                60,600  General Electric Co.                        1,984,650
                                                                      21,400  Tyco International Ltd.                       557,470
                                                                                                                       ------------
                                                                                                                          2,542,120
                       ------------------------------------------------------------------------------------------------------------
                       Insurance - 3.1%                                9,700  ACE Ltd.                                      531,075
                                                                       5,700  The Allstate Corp.                            296,685
                                                                      24,800  American International Group, Inc.          1,623,408
                                                                       3,500  Assurant, Inc.                                160,720

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

                                                                      Shares
Country                Industry                                         Held  Common Stocks                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       2,600  Bristol West Holdings, Inc.              $     47,450
                                                                       8,100  Endurance Specialty Holdings Ltd.             266,733
                                                                       1,300  Hartford Financial Services Group,
                                                                              Inc.                                          106,899
                                                                       2,600  Marsh & McLennan Cos., Inc.                    79,014
                                                                       1,300  Prudential Financial, Inc.                     97,942
                                                                       5,200  RenaissanceRe Holdings Ltd.                   235,612
                                                                      12,600  The St. Paul Travelers Cos., Inc.             571,788
                                                                      10,800  XL Capital Ltd. Class A                       730,728
                                                                                                                       ------------
                                                                                                                          4,748,054
                       ------------------------------------------------------------------------------------------------------------
                       Internet Software & Services - 0.0%             1,900  webMethods, Inc. (d)                           14,649
                       ------------------------------------------------------------------------------------------------------------
                       Leisure Equipment & Products - 0.1%             5,100  Mattel, Inc.                                   84,150
                       ------------------------------------------------------------------------------------------------------------
                       Machinery - 0.1%                                6,800  Navistar International Corp. (d)              184,960
                       ------------------------------------------------------------------------------------------------------------
                       Media - 0.9%                                    4,050  CBS Corp. Class B                             105,827
                                                                      14,500  Comcast Corp. Class A (d)                     403,390
                                                                       2,400  The DIRECTV Group, Inc. (d)                    33,192
                                                                       1,300  Discovery Holding Co. (d)                      19,708
                                                                       1,600  Liberty Global, Inc. (d)                       34,240
                                                                       1,600  Liberty Global, Inc. Series C (d)              32,352
                                                                      10,600  Liberty Media Corp. Class A (d)                88,616
                                                                       3,300  NTL, Inc. (d)                                 208,725
                                                                       8,900  Time Warner, Inc.                             156,017
                                                                       2,600  Tribune Co.                                    75,426
                                                                       4,050  Viacom, Inc. Class B (d)                      167,994
                                                                                                                       ------------
                                                                                                                          1,325,487
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.9%                         14,500  AK Steel Holding Corp. (d)                    166,895
                                                                      31,400  Alcoa, Inc.                                   989,100
                                                                       3,300  Freeport-McMoRan Copper & Gold, Inc.
                                                                              Class B                                       212,025
                                                                                                                       ------------
                                                                                                                          1,368,020
                       ------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 5.3%              1,400  Alon USA Energy, Inc.                          30,212
                                                                       8,600  Alpha Natural Resources, Inc. (d)             202,358
                                                                       1,400  Amerada Hess Corp.                            216,720
                                                                      11,900  Chevron Corp.                                 706,622
                                                                      14,500  ConocoPhillips                                938,150
                                                                       1,300  Consol Energy, Inc.                            94,770
                                                                       2,600  Devon Energy Corp.                            177,346
                                                                      74,900  El Paso Corp.                               1,008,154
                                                                      29,000  Exxon Mobil Corp.                           1,819,750
                                                                      26,500  International Coal Group, Inc. (d)(f)         268,180
                                                                       1,300  James River Coal Co. (d)                       55,315

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

                                                                      Shares
Country                Industry                                         Held  Common Stocks                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       9,100  Kerr-McGee Corp.                         $  1,004,549
                                                                       8,300  Marathon Oil Corp.                            638,021
                                                                       1,600  Massey Energy Co.                              66,000
                                                                       3,000  Noble Energy, Inc.                            138,840
                                                                       4,800  Occidental Petroleum Corp.                    469,008
                                                                       3,800  Stone Energy Corp. (d)                        190,038
                                                                         900  Williams Cos., Inc.                            21,456
                                                                                                                       ------------
                                                                                                                          8,045,489
                       ------------------------------------------------------------------------------------------------------------
                       Paper & Forest Products - 0.4%                  7,300  Bowater, Inc.                                 199,582
                                                                      10,900  International Paper Co.                       355,667
                                                                                                                       ------------
                                                                                                                            555,249
                       ------------------------------------------------------------------------------------------------------------
                       Personal Products - 0.1%                        5,500  Avon Products, Inc.                           155,760
                       ------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 2.8%                          7,300  Abbott Laboratories                           314,995
                                                                       4,700  Andrx Corp. (d)                                82,485
                                                                      14,800  Bristol-Myers Squibb Co.                      337,292
                                                                       5,100  Eli Lilly & Co.                               288,762
                                                                       1,200  IVAX Corp. (d)                                 37,339
                                                                      14,800  Johnson & Johnson                             851,592
                                                                         700  King Pharmaceuticals, Inc. (d)                 13,125
                                                                      16,400  Merck & Co., Inc.                             565,800
                                                                      41,700  Pfizer, Inc.                                1,070,856
                                                                      11,300  Schering-Plough Corp.                         216,395
                                                                       2,550  Watson Pharmaceuticals, Inc. (d)               84,380
                                                                       8,700  Wyeth                                         402,375
                                                                                                                       ------------
                                                                                                                          4,265,396
                       ------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.4%                              5,250  Aames Investment Corp.                         34,335
                                                                      38,900  Friedman Billings Ramsey Group, Inc.
                                                                              Class A                                       450,462
                                                                         900  Prologis                                       46,098
                                                                       2,400  Ventas, Inc.                                   73,440
                                                                                                                       ------------
                                                                                                                            604,335
                       ------------------------------------------------------------------------------------------------------------
                       Road & Rail - 1.8%                             25,750  CSX Corp.                                   1,378,398
                                                                       7,200  Norfolk Southern Corp.                        358,848
                                                                      11,500  Union Pacific Corp.                         1,017,290
                                                                                                                       ------------
                                                                                                                          2,754,536
                       ------------------------------------------------------------------------------------------------------------
                       Semiconductors & Semiconductor                  4,700  Agere Systems, Inc. (d)                        58,327
                       Equipment - 0.6%                                4,800  Altera Corp. (d)                               92,688
                                                                      11,000  Cirrus Logic, Inc. (d)                         93,170
                                                                      19,500  Intel Corp.                                   414,765
                                                                       8,300  Micron Technology, Inc. (d)                   121,844
                                                                       4,600  Photronics, Inc. (d)                           82,984
                                                                                                                       ------------
                                                                                                                            863,778
                       ------------------------------------------------------------------------------------------------------------

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

                                                                      Shares
Country                Industry                                         Held  Common Stocks                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Software - 2.9%                                21,300  BMC Software, Inc. (d)                   $    470,730
                                                                       9,500  Borland Software Corp. (d)                     61,655
                                                                      41,200  Computer Associates International, Inc.     1,124,760
                                                                       4,800  Compuware Corp. (d)                            39,552
                                                                      64,600  Microsoft Corp.                             1,818,490
                                                                       7,300  Novell, Inc. (d)                               71,102
                                                                      41,000  Siebel Systems, Inc.                          435,010
                                                                       9,100  Symantec Corp. (d)                            167,258
                                                                      25,800  TIBCO Software, Inc. (d)                      206,142
                                                                                                                       ------------
                                                                                                                          4,394,699
                       ------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.2%                         3,900  Home Depot, Inc.                              158,145
                                                                      10,100  Pier 1 Imports, Inc.                          109,282
                                                                                                                       ------------
                                                                                                                            267,427
                       ------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel &                            33,200  Unifi, Inc. (d)                               105,244
                       Luxury Goods - 0.1%
                       ------------------------------------------------------------------------------------------------------------
                       Thrifts & Mortgage Finance - 0.4%               5,975  Fannie Mae                                    346,192
                                                                       4,640  Washington Mutual, Inc.                       196,365
                                                                                                                       ------------
                                                                                                                            542,557
                       ------------------------------------------------------------------------------------------------------------
                       Tobacco - 0.4%                                 34,400  Alliance One International, Inc.              153,424
                                                                       7,100  Altria Group, Inc.                            513,614
                                                                                                                       ------------
                                                                                                                            667,038
                       ------------------------------------------------------------------------------------------------------------
                       Transportation Infrastructure - 0.5%           23,800  Macquarie Infrastructure Co. Trust            778,260
                       ------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication                     10,300  Alltel Corp.                                  618,309
                       Services - 0.6%                                13,900  Sprint Nextel Corp.                           318,171
                                                                                                                       ------------
                                                                                                                            936,480
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in the United
                                                                              States                                     57,292,903
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks
                                                                              (Cost - $111,092,138) - 79.4%             120,397,630
-----------------------------------------------------------------------------------------------------------------------------------

                                                                              Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
United States - 0.3%   Thrifts & Mortgage Finance - 0.3%                   5  Fannie Mae Series 2004-1, 5.375% (a)          481,241
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Preferred Stocks
                                                                              (Cost - $460,000) - 0.3%                      481,241
                       ------------------------------------------------------------------------------------------------------------

                                                                              Rights
-----------------------------------------------------------------------------------------------------------------------------------
United States - 0.0%   Commercial Services & Supplies - 0.0%          13,600  Information Resources, Inc. (c)                 6,528
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Rights  (Cost - $5,776) - 0.0%            6,528
                       ------------------------------------------------------------------------------------------------------------

                                                                        Face
                                                                      Amount  Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
India - 0.6%           Automobiles - 0.2%                     USD    375,000  Tata Motors Ltd. Series 2, 1%
                                                                              due 4/27/2011 (a)                             400,312
                       ------------------------------------------------------------------------------------------------------------
                       Media - 0.3%                                  450,000  Zee Telefilms Ltd., 0.50% due
                                                                              4/29/2009 (a)                                 450,047
                       ------------------------------------------------------------------------------------------------------------
                       Thrifts & Mortgage Finance - 0.1%             100,000  Housing Development Finance Corp.,
                                                                              0% due 9/27/2010 (a)                          110,071
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Corporate Bonds in India                960,430
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.2%        Diversified Financial Services - 0.2%         300,000  Feringghi Capital Ltd., 0% due
                                                                              12/22/2009 (a)                                318,750
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Corporate Bonds in Malaysia             318,750
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

                                                                        Face
Country                Industry                                       Amount  Corporate Bonds                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.2%          Construction Materials - 0.2%          USD    200,000  Taiwan Cement Corp., 0% due
                                                                              3/03/2009 (a)                            $    248,520
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Corporate Bonds in Taiwan               248,520
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 0.1%  Industrial Conglomerates - 0.1%               120,000  Beijing Enterprises Investment Ltd.,
                                                                              0% due 12/21/2010 (a)                         130,800
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Corporate Bonds in the United
                                                                              Kingdom                                       130,800
-----------------------------------------------------------------------------------------------------------------------------------
United States - 0.3%   Biotechnology - 0.1%                           60,000  Abgenix, Inc., 1.75% due 12/15/2011 (a)       107,775
                                                                      30,000  Cell Genesys, Inc., 3.125%
                                                                              due 11/01/2011 (a)                             25,837
                                                                      50,000  Nabi Biopharmaceuticals, 2.875%
                                                                              due 4/15/2025 (a)                              38,313
                                                                                                                       ------------
                                                                                                                            171,925
                       ------------------------------------------------------------------------------------------------------------
                       Independent Power Producers & Energy           90,000  Calpine Corp., 8.75% due 7/15/2013 (e)         80,100
                       Traders - 0.1%
                       ------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 0.1%            140,000  McMoRan Exploration Co., 5.25%
                                                                              due 10/06/2011 (a)                            183,400
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Corporate Bonds in the United
                                                                              States                                        435,425
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Corporate Bonds
                                                                              (Cost - $1,932,770) - 1.4%                  2,093,925
-----------------------------------------------------------------------------------------------------------------------------------

                                                                              Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
United States - 3.8%   Medium-Term Notes - 0.6%                      807,000  Goldman Sachs & Co., 0% due 1/31/2007         901,021
                       ------------------------------------------------------------------------------------------------------------
                       U.S. Government Obligations** - 3.2%        5,000,000  U.S. Treasury Bills, 4.34% due
                                                                              4/27/2006                                   4,949,395
                       ------------------------------------------------------------------------------------------------------------

                                                                  Beneficial
                                                                    Interest
                       ------------------------------------------------------------------------------------------------------------
                                                              USD 33,811,052  Merrill Lynch Liquidity Series, LLC
                                                                              Cash Sweep Series I (g)                    33,811,052
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Short-Term Securities
                                                                              (Cost - $39,566,934) - 26.1%               39,661,468
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   Number of
                                                                   Contracts  Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
                       Put Options Purchased - 0.0%                       45  Bristol-Myers Squibb Co., expiring
                                                                              March 2006 at USD 22.5                          3,600
                                                                          20  La-Z-Boy, Inc., expiring April 2006
                                                                              at USD 12.5                                       100
                                                                          24  Merck & Co., Inc., expiring April
                                                                              2006 at USD 25                                    120
                                                                          15  PETsMART, Inc., expiring March 2006
                                                                              at USD 22.5                                       525
                                                                         136  Pfizer, Inc., expiring March 2006 at
                                                                              USD 22.5                                          680
                                                                          24  Schering-Plough Corp., expiring May
                                                                              2006 at USD 20                                  2,880
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Options Purchased
                                                                              (Premiums Paid - $40,859) - 0.0%                7,905
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Investments
                                                                              (Cost - $153,098,477) - 107.2%            162,648,697
-----------------------------------------------------------------------------------------------------------------------------------

                                                                              Options Written
-----------------------------------------------------------------------------------------------------------------------------------
                       Call Options Written - (0.7%)                      35  Andrx Corp., expiring January 2007
                                                                              at USD 15                                     (17,500)
                                                                         157  BMC Software, Inc., expiring January
                                                                              2007 at USD 20                                (67,510)
                                                                          69  Borland Software Corp., expiring
                                                                              January 2007 at USD 7.5                        (5,865)
                                                                          51  Career Education Corp., expiring
                                                                              January 2007 at USD 30                        (33,660)
                                                                         104  Cirrus Logic, Inc., expiring January
                                                                              2007 at USD 7.5                               (19,760)
                                                                         169  Cisco Systems, Inc., expiring January
                                                                              2007 at USD 17.5                              (46,475)
                                                                          76  Cisco Systems, Inc., expiring January
                                                                              2007 at USD 20                                (10,640)

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

                                                                   Number of
                                                                   Contracts  Options Written                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          30  Computer Associates International,
                                                                              Inc., expiring January 2007 at USD 30    $     (5,250)
                                                                          36  Compuware Corp., expiring January
                                                                              2007 at USD 7.5                                (7,200)
                                                                          17  Comverse Technology, Inc., expiring
                                                                              January 2007 at USD 25                         (9,520)
                                                                         356  Corinthian Colleges, Inc., expiring
                                                                              January 2007 at USD 12.5                      (69,420)
                                                                         120  Extreme Networks Inc., expiring
                                                                              January 2007 at USD 5                          (9,600)
                                                                          12  Fannie Mae, expiring January 2007 at
                                                                              USD 50                                        (14,760)
                                                                          25  Intel Corp., expiring January 2007 at
                                                                              USD 25                                         (3,375)
                                                                         208  Knight Capital Group, Inc. Class A,
                                                                              expiring January 2007 at USD 10               (59,280)
                                                                          62  Lexmark International, Inc. Class A,
                                                                              expiring January 2007 at USD 50               (35,340)
                                                                          12  Massey Energy Co., expiring January
                                                                              2007 at USD 35                                (12,240)
                                                                          48  Mattel, Inc., expiring January 2007
                                                                              at USD 15                                     (13,440)
                                                                         200  McDermott International, Inc.,
                                                                              expiring January 2007 at USD 35              (404,000)
                                                                          23  McDermott International, Inc.,
                                                                              expiring January 2007 at USD 40               (38,180)
                                                                         145  McDonald's Corp., expiring January
                                                                              2007 at USD 35                                (58,000)
                                                                          11  Molson Coors Brewing Co. Class B,
                                                                              expiring January 2007 at USD 60                (8,470)
                                                                          53  Norfolk Southern Corp., expiring
                                                                              January 2007 at USD 40                        (64,660)
                                                                          54  Novell, Inc., expiring January 2007
                                                                              at USD 7.5                                    (16,740)
                                                                          16  Panera Bread Co. Class A, expiring
                                                                              August 2006 at USD 65                         (15,840)
                                                                          68  Pfizer, Inc., expiring January 2007
                                                                              at USD 25                                     (19,040)
                                                                         189  TIBCO Software, Inc., expiring
                                                                              January 2007 at USD 7.5                       (29,295)
                                                                          45  Tellabs, Inc., expiring January 2007
                                                                              at USD 12.5                                    (9,225)
                                                                          47  Tenet Healthcare Corp., expiring May
                                                                              2006 at USD 7                                  (4,230)
                                                                          70  Tenet Healthcare Corp., expiring
                                                                              January 2007 at USD 7.5                        (9,450)
                                                                          30  Tyco International Ltd., expiring
                                                                              January 2007 at USD 25                        (10,200)
                                                                          36  Tyson Foods, Inc. Class A, expiring
                                                                              January 2007 at USD 17.5                       (2,700)
                                                                          19  webMethods, Inc., expiring April 2006
                                                                              at USD 7.5                                     (1,710)
                                                                          17  Wendy's International, Inc., expiring
                                                                              January 2007 at USD 45                        (27,710)
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Options Written
                                                                              (Premiums Received - $786,259) - (0.7%)    (1,160,285)
                       ------------------------------------------------------------------------------------------------------------
                                                                              Total Investments, Net of Options
                                                                              Written (Cost - $152,312,218*) - 106.5%   161,488,412

                                                                              Liabilities in Excess of Other
                                                                              Assets - (6.5%)                            (9,811,004)
                                                                                                                       ------------
                                                                              Net Assets - 100.0%                      $151,677,408
                                                                                                                       ============

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

* The cost and unrealized appreciation (depreciation), net of options written, of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 152,312,218
                                                                  =============
      Gross unrealized appreciation                               $  10,513,067
      Gross unrealized depreciation                                  (1,336,873)
                                                                  -------------
      Net unrealized appreciation                                 $   9,176,194
                                                                  =============

** Certain U.S. Government Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase.

(a)   Convertible security.
(b)   Depositary receipts.
(c) The rights entitle the holder to potential cash distributions on pending litigation settlements.
(d)   Non-income producing security.
(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(f) Restricted securities as to resale, representing approximately 0.2% of net assets, were as follows:

      -------------------------------------------------------------------------------------------------------
      Issue                                     Acquisition Dates              Cost                 Value
      -------------------------------------------------------------------------------------------------------
      International Coal Group, Inc.               11/04/2005 -
                                                    1/30/2006               $339,972               $268,180
      -------------------------------------------------------------------------------------------------------

(g) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------------------
                                                                                    Net           Interest
      Affiliate                                                                   Activity         Income
      -----------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I                   $ 33,811,052     $ 204,529
      -----------------------------------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of January 31, 2006

o     Financial futures contracts purchased as of January 31, 2006 were as
      follows:                                                 (in U.S. dollars)

      Number of                                                                                                        Unrealized
      Contracts          Issue                              Exchange       Expiration Date              Face Value    Appreciation
      ----------------------------------------------------------------------------------------------------------------------------
          2              DAX Index 25 Euro Future           Eurex            March 2006                 $  324,254       $  21,609
         97              DJ Euro Stoxx 50                   Eurex            March 2006                 $4,261,913         102,097
         22              FTSE 100 Index Future              LIFFE            March 2006                 $2,213,119          32,317
         10              Hang Seng Index Future             Hong Kong        February 2006              $1,008,248          14,221
         34              MSCI Singapore Index Future        Singapore        February 2006              $1,174,538          29,332
          8              S & P 500 Index                    Detroit          March 2006                 $2,539,628          27,572
         22              S&P/TSE 60 Index Future            Montreal         March 2006                 $2,443,652         150,628
          7              SPI 200 Index Future               Sydney           March 2006                 $  627,146          24,689
          1              MSCI Taiwan Index Future           Singapore        February 2006              $   27,718              42
         54              TOPIX Index Future                 Tokyo            March 2006                 $7,416,711         480,440
      ----------------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                                                $ 882,947
                                                                                                                         =========

o     Forward foreign exchange contracts as of January 31, 2006 were as follows:

      --------------------------------------------------------------------------
      Foreign Currency                 Settlement                    Unrealized
      Purchased                           Date                      Depreciation
      --------------------------------------------------------------------------
      HKD      759,426                February 2006                 $        (9)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange
      Contracts - Net (USD Commitment - $97,911)                    $        (9)
                                                                    ===========

o     Currency Abbreviations:

      HKD      Hong Kong Dollar
      USD      U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Global Equity Opportunities Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Global Equity Opportunities Fund, Inc.

Date: March 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Global Equity Opportunities Fund, Inc.

Date: March 20, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Global Equity Opportunities Fund, Inc.

Date: March 20, 2006